Consolidated Balance Sheet - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	R$ 20,232,729	R$ 37,084,254
Financial Assets Measured at Fair Value Through Profit or Loss	262,407,149	231,001,886
Debt instruments	95,546,026	107,585,055
Equity instruments	4,862,393	2,968,823
Derivatives	65,590,206	40,175,818
Loans and advances to customers	6,413,587	4,911,803
Compulsory deposits with the Brazilian Central Bank	89,994,937	75,360,387
Financial Assets Measured At Fair Value Through Other Comprehensive Income	69,446,583	92,078,540
Debt instruments	69,354,220	92,058,907
Equity instruments	92,363	19,633
Financial Assets Measured At Amortized Cost	800,545,822	768,324,784
Loans and other receivables from credit institutions	35,947,923	30,177,627
Loans and advances to customers	558,134,969	561,178,111
Debt instruments	114,708,615	84,529,222
Compulsory deposits with the Brazilian Central Bank	91,754,315	92,439,824
Derivatives Used as Hedge Accounting	217,492	30,481
Non-Current Assets Held For Sale	1,413,215	1,042,273
Investments in Associates and Joint Ventures	3,517,094	3,640,176
Tax Assets	65,060,517	59,790,262
Current	14,205,687	11,566,385
Deferred	50,854,830	48,223,877
Other Assets	8,915,748	6,955,457
Permanent Assets	5,046,133	6,021,900
Intangible Assets	33,226,983	32,826,797
Goodwill	27,844,674	27,892,878
Other intangible assets	5,382,309	4,933,919
Total Assets	1,270,029,465	1,238,796,810
Liabilities and Shareholders’ Equity
Financial Liabilities Measured At Fair Value Through Profit or Loss	112,471,311	82,722,610
Derivatives	59,827,986	39,280,448
Short positions	49,380,059	39,396,666
Liabilities arising from securities	3,263,266	4,045,496
Financial Liabilities at Amortized Cost	992,386,546	1,001,581,240
Credit institution deposits	146,867,521	158,565,482
Customer deposits	593,328,796	605,068,163
Liabilities arising from securities	156,662,290	135,632,632
Debt instruments eligible as capital	28,113,937	23,137,784
Other financial liabilities	67,414,002	79,177,179
Derivatives Used as Hedge Accounting	184,005	129,826
Provisions	11,804,482	10,976,930
Obligations for pension funds and similar liabilities	1,357,203	1,364,437
Provisions for judicial and administrative proceedings, commitments, and other provisions	10,447,279	9,612,493
Tax Liabilities	9,388,832	10,175,193
Current	4,799,733	4,485,753
Deferred	4,589,099	5,689,440
Other Liabilities	17,241,145	13,383,879
Total Liabilities	1,143,476,321	1,118,969,678
Shareholders’ Equity	130,281,588	126,199,224
Share capital	65,000,000	65,000,000
Capital reserve	630,238	630,011
Treasury shares	(719,560)	(884,707)
Profit Reserve	65,370,910	61,453,920
Other Comprehensive Income	(5,108,058)	(6,707,539)
Shareholders’ Equity Attributable to the Parent	125,173,530	119,491,685
Non - Controlling interests	1,379,614	335,447
Total Shareholders’ Equity	126,553,144	119,827,132
Total Liabilities and Shareholders’ Equity	R$ 1,270,029,465	R$ 1,238,796,810